SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	74.00%	65.00%	65.00%
Risk-free interest	2.23%	1.37%	1.75%
Expected term (years)	5 years 6 months	5 years 7 months 6 days	5 years 6 months